FEDERATED MANAGED ALLOCATION PORTFOLIOS

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                February 4, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED MANAGED ALLOCATION PORTFOLIOS (the "Trust")
            Federated Conservative Allocation Fund
            Federated Moderated Allocation Fund
            Federated Growth Allocation Fund
           1933 Act File No. 33-51247
           1940 Act File No. 811-7129


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectuses and Statement of Additional Information dated January 31, 2004, that would have been filed under Rule 497(c), does not differ from the form of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. on February 3, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-6659.

                                                Very truly yours,



                                                /s/ Andrew P. Cross
                                                Andrew P. Cross
                                                Assistant Secretary